Financial instruments - Foreign Exchange Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (loss) from change in fair value	$ (30,808)	$ 7,582
Realized loss related to settlement	(8,206)	11,417
Foreign exchange currency risk | Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative hedging instruments, liability, at fair value	(17,900)
Foreign exchange currency risk | Derivatives | Other Current Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative hedging instruments, asset, at fair value		11,300
Foreign exchange currency risk | Foreign exchange collar contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (loss) from change in fair value	(30,800)	7,600
Realized loss related to settlement	(8,200)	11,400
Currency Risk, US Dollar and Euros | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	60,000	17,200
Currency Risk, US Dollar and Euros | Intercompany loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ 513,600	$ 342,200
Currency Risk, Brazilian Real to US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
10 percent change on currency	10.00%
20 percent change on currency	20.00%
Impact of percent change on pre-tax net income	$ 57,300
Impact of 20% change on pre-tax net income	$ 114,600